REPORTING ENTITY - Tabular disclosure (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			68.93%
Percentage of economic interest held			68.93%	68.74%
Fiduciaria Bogota S.A
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			94.99%
Percentage of economic interest held			65.47%
Almaviva S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Logistics services.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			95.81%
Percentage of economic interest held			66.04%
Megalnea S.A
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Technical and administrative services
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			94.90%
Percentage of economic interest held			65.41%
Banco de Bogota Panama S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Percentage of voting rights held			100.00%
Percentage of economic interest held			68.93%
Multi Financial Holding
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Holding company of Multi Financial Group Inc. (MFG)
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Percentage of voting rights held	100.00%		100.00%
Percentage of economic interest held			68.93%
Multi Financial Group Inc. (MFG)
Disclosure of subsidiaries [line items]
Percentage of voting rights held	99.57%
Percentage of economic interest held		99.60%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			72.27%
Percentage of economic interest held			72.27%
Banco de Occidente Panama. S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Percentage of voting rights held			95.00%
Percentage of economic interest held			68.66%
Fiduciaria de Occidente S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			99.99%
Percentage of economic interest held			70.86%
Occidental Bank Barbados Ltd.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Barbados
Percentage of voting rights held			100.00%
Percentage of economic interest held			72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			93.74%
Percentage of economic interest held			93.74%
Alpopular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Conservation and custody of documents; transportation of products at national and international levels.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			71.10%
Percentage of economic interest held			66.65%
Fiduciaria Popular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			94.85%
Percentage of economic interest held			88.91%
Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			80.39%
Percentage of economic interest held			79.87%
A Toda Hora S.A. ATH
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			ATM network services and maintenance
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			78.93%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			55.73%
Percentage of economic interest held			40.53%
Promigas S.A. E.S.P.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Transportation and distribution of natural gas.
Country of incorporation of subsidiary			Barranquilla, Colombia
Percentage of voting rights held			50.88%
Percentage of economic interest held			20.62%
Colombiana de Licitaciones y Concesiones S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			40.53%	40.40%
Estudios y Proyectos del Sol S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			40.53%
CFC Gas Holding S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Investment Company
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			40.53%
Proyectos y Desarrollos Viales del Pacfico S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			40.53%
Concesionaria Vial Del Oriente S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			40.53%
Concesionaria Vial Del Pacifico S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Sabaneta Antioquia
Percentage of voting rights held			100.00%
Percentage of economic interest held			40.53%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			75.76%
Aportes en Lnea S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Technical and administrative services.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			75.18%